Leases (Summary Of Right Of Use Lease Assets And Lease Liabilities) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-Use Assets	$ 171,870	$ 203,348
Current	144,610	139,765
Long Term	25,790	63,605
Present value of minimum lease payments	$ 170,400	$ 203,370